Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Premium Receivable, Allowance for Credit Loss	The following table summarizes
changes in our allowance for credit loss exposure on our premium receivables:

(millions)	2021	2020
Balance at January 1	$356.2	$283.2
Allowance for credit losses acquired[1]	3.5	0
Increase in allowance[2]	357.2	472.0
Write-offs[3]	(436.5)	(399.0)
Balance at December 31	$280.4	$356.2
[1] Allowance acquired in the Protective Insurance Corporation and subsidiaries acquisition.
[2] Represents the incremental increase in other underwriting expenses.
[3] Represents the portion of allowance that is reversed when premiums receivables are written off.

Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2021	$2,139.5
2020	2,175.7
2019	1,837.3

Property and Equipment
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2021	2020	Useful Lives
Land	$154.1	$151.6	NA
Buildings, improvements, and integrated components	904.5	872.7	7-40 years
Capitalized software	441.2	392.6	3-10 years
Software licenses (internal use)	393.6	335.5	1-5 years
Computer equipment	261.3	253.8	3 years
All other property and equipment	390.0	391.2	3-10 years
Total cost	2,544.7	2,397.4
Accumulated depreciation	(1,407.4)	(1,291.4)
Balance at end of year	$1,137.3	$1,106.0
NA = Not applicable; land is not a depreciable asset.

Equity Based Compensation and Related Tax Benefits
The total compensation expense recognized for equity-based compensation for the years ended December 31, was:

(millions)	2021	2020	2019
Pretax expense	$100.7	$89.4	$90.2
Tax benefit[1]	14.1	12.1	12.4
[1] Differs from statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.

Non cash activity
For the years ended December 31, non-cash activity included the following:

(millions)	2021	2020	2019
Common share dividends[1]	$58.5	$2,694.5	$1,375.4
Preferred share dividends[1]	13.4	13.4	0
Operating lease liabilities[2]	86.7	60.3	63.1
[1] Declared but unpaid. See Note 14 - Dividends for further discussion.
[2] From obtaining right-of-use assets. See Note 13 - Leases for further discussion.

Supplemental Cash Flow Information	For the years ended December 31, we paid the following:

(millions)	2021	2020	2019
Income taxes	$842.4	$1,446.3	$954.3
Interest	224.0	206.0	184.9
Operating lease liabilities	88.6	86.5	84.0

Unrecorded Unconditional Purchase Obligations Disclosure	Aggregate payments on these obligations for the years ended December 31, were as follows:

(millions)	Payments
2022	$826.0
2023	163.3
2024	24.0
2025	3.9
2026	0.5
Thereafter	0.1
Total	$1,017.8